Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance	$ 3,000	$ 3,000
Rate	2.59%	2.59%
Maturity	Oct. 09, 2018
Call\Conversion feature	Callable on 10/12/2010 and every three months thereafter